COVER	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35931
Entity Registrant Name	Constellium SE
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Washington Plaza,
Entity Address, Address Line Two	40-44 rue Washington
Entity Address, Postal Zip Code	75008
Entity Address, City or Town	Paris
Entity Address, Country	FR
Title of 12(b) Security	Ordinary Shares
Trading Symbol	CSTM
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	141,677,366
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001563411
Other Address
Document Information [Line Items]
Entity Address, Address Line One	300 East Lombard Street
Entity Address, Address Line Two	Suite 1710
Entity Address, Postal Zip Code	21202
Entity Address, City or Town	Baltimore
Entity Address, Country	US
Chief Securities Counsel
Document Information [Line Items]
Entity Address, Address Line One	300 East Lombard Street
Entity Address, Address Line Two	Suite 1710
Entity Address, Postal Zip Code	21202
Entity Address, City or Town	Baltimore
Entity Address, Country	US
Contact Personnel Name	Rina E. Teran
Contact Personnel Email Address	E-mail: rina.teran@constellium.com